BALANCE SHEET - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Current Liabilities
Accrued expenses		$ 590	$ 590
Amount due to related party		10,000
Total Current Liabilities		10,590	590
Total Liabilities		10,590	590
Shareholders’ Deficit
Ordinary shares
Additional paid-in capital		100	100
Accumulated deficit		(10,590)	(590)
Subscription receivable		(100)	(100)
Total Shareholders’ Deficit		(10,590)	(590)
Total Liabilities and Shareholders’ Deficit
D. Boral ARC Acquisition I Corp [Member]
Current Assets
Cash and cash equivalents		243,576	420,340
Prepaid expenses		156,259	203,134
Total Current Assets		399,835	623,474
Non-Current Assets
Cash held in trust account		287,319,687	284,776,628
Total Assets		287,719,522	285,400,102
Current Liabilities
Accrued expenses		345,713	37,611
Total Current Liabilities		345,713	37,611
Total Liabilities		345,713	37,611
Class A ordinary shares subject to possible redemption, $0.0001 par value; 500,000,000 shares authorized; 28,000,000 shares issued and outstanding, at redemption value of $10.26 on March 31, 2026 and $10.17 on December 31, 2025, respectively		287,319,687	284,776,628
Shareholders’ Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit		52,802	584,543
Total Shareholders’ Deficit		54,122	585,863
Total Liabilities and Shareholders’ Deficit		287,719,522	285,400,102
D. Boral ARC Acquisition I Corp [Member] | Class A Ordinary Shares [Member]
Shareholders’ Deficit
Ordinary shares		120	120
D. Boral ARC Acquisition I Corp [Member] | Class B Ordinary Shares [Member]
Shareholders’ Deficit
Ordinary shares	[1]	1,200	1,200
Exascale Labs Inc. [Member]
Current Assets
Cash and cash equivalents		984,830		$ 4,231,689	$ 969,626
U.S. Dollar Coin		4,074,415
Accounts receivable, net		1,830,105		152,536	123,332
Prepaid research and development expenses		625,000
Advance to suppliers		106,801		1,030,761	280,497
Refundable deposits receivable		510,000		681,125	110,000
Other receivables				1,207,626	2,884,694
Total Current Assets		8,131,151		7,303,737	4,368,149
Non-Current Assets
Deferred offering costs		95,000		(0)
Equipment, net		14,406		19,600	23,696
Total Non-Current Assets		109,406		19,600	23,696
Total Assets		8,240,557		7,323,337	4,391,845
Current Liabilities
Accounts payable		743,742		90,015	128,040
Simple agreements for future equity		26,842,205		18,243,885	9,321,564
Contract liabilities		109,657		432,760	95,326
Refundable deposits payable		1,174,702		1,445,580	223,205
Other current liabilities		283,612		107,481	113,693
Total Current Liabilities		29,153,918		20,319,721	9,881,828
Total Liabilities		29,153,918		20,319,721	9,881,828
Shareholders’ Deficit
Ordinary shares				15	15
Additional paid-in capital		220,636		220,636	67,370
Accumulated deficit		(21,134,012)		(13,217,035)	(5,557,368)
Total Shareholders’ Deficit		(20,913,361)	$ (18,280,930)	(12,996,384)	(5,489,983)
Total Liabilities and Shareholders’ Deficit		8,240,557		7,323,337	$ 4,391,845
Exascale Labs Inc. [Member] | Class A Ordinary Shares [Member]
Shareholders’ Deficit
Ordinary shares		3
Exascale Labs Inc. [Member] | Class B Ordinary Shares [Member]
Shareholders’ Deficit
Ordinary shares		$ 12

[1]	Includes an aggregate of 321,429 Ordinary Shares cancelled on September 9, 2025 to the extent that the underwriters’ over-allotment was not exercised.